Shareholder Fees - Davidson Multi-Cap Equity Fund	Oct. 28, 2024
Davidson Multi-Cap Equity Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.50%
Davidson Multi-Cap Equity Fund Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%